Investments (Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Recording investment gross of allowance for credit losses	$ 4,948,943	$ 2,838,511
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	777,192	518,611
One Year Prior	1,248,477	311,413
Two Year Prior	354,746	544,189
Three Year Prior	511,628	260,828
Four Year Prior	265,253	309,083
Prior	1,324,629	722,051
Recording investment gross of allowance for credit losses	4,481,925	2,666,175
Commercial mortgage loans | ≥ 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	744,301	501,456
One Year Prior	1,248,477	195,164
Two Year Prior	243,325	481,289
Three Year Prior	452,626	253,938
Four Year Prior	258,617	289,443
Prior	1,203,807	638,092
Recording investment gross of allowance for credit losses	4,151,153	2,359,382
Commercial mortgage loans | 1.0X to 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	32,891	17,155
One Year Prior	0	109,862
Two Year Prior	83,655	39,577
Three Year Prior	26,558	6,890
Four Year Prior	6,636	7,100
Prior	45,742	39,213
Recording investment gross of allowance for credit losses	195,482	219,797
Commercial mortgage loans | Less than 1.0X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	6,387
Two Year Prior	27,766	23,323
Three Year Prior	32,444	0
Four Year Prior	0	12,540
Prior	75,080	44,746
Recording investment gross of allowance for credit losses	135,290	86,996
Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	264,918	98,579
One Year Prior	133,126	26,581
Two Year Prior	25,894	16,226
Three Year Prior	16,053	6,463
Four Year Prior	6,327	8,372
Prior	20,700	16,115
Recording investment gross of allowance for credit losses	467,018	172,336
Agricultural Property Loans | ≥ 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	262,918	98,579
One Year Prior	133,126	26,581
Two Year Prior	25,894	16,226
Three Year Prior	16,053	6,463
Four Year Prior	6,327	8,372
Prior	20,700	15,300
Recording investment gross of allowance for credit losses	465,018	171,521
Agricultural Property Loans | 1.0X to 1.2X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	2,000	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	2,000	0
Agricultural Property Loans | Less than 1.0X
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	815
Recording investment gross of allowance for credit losses	0	815
0%-59.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	266,453	47,161
One Year Prior	262,095	0
Two Year Prior	63,558	179,682
Three Year Prior	222,638	76,656
Four Year Prior	201,087	126,934
Prior	894,646	553,022
Recording investment gross of allowance for credit losses	1,910,477	983,455
0%-59.99% | Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	208,708	98,579
One Year Prior	133,126	26,581
Two Year Prior	25,894	16,226
Three Year Prior	16,053	6,463
Four Year Prior	6,327	8,372
Prior	20,700	16,115
Recording investment gross of allowance for credit losses	410,808	172,336
60%-69.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	344,110	307,999
One Year Prior	681,996	225,330
Two Year Prior	243,800	289,322
Three Year Prior	219,593	170,444
Four Year Prior	61,757	126,159
Prior	305,175	116,654
Recording investment gross of allowance for credit losses	1,856,431	1,235,908
60%-69.99% | Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	56,210	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	56,210	0
70%-79.99% | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	166,629	163,451
One Year Prior	304,386	86,083
Two Year Prior	47,388	75,185
Three Year Prior	66,148	13,728
Four Year Prior	2,409	55,032
Prior	53,336	51,203
Recording investment gross of allowance for credit losses	640,296	444,682
70%-79.99% | Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	0	0
80% or greater | Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	3,249	0
Four Year Prior	0	958
Prior	71,472	1,172
Recording investment gross of allowance for credit losses	74,721	2,130
80% or greater | Agricultural Property Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Current Year	0	0
One Year Prior	0	0
Two Year Prior	0	0
Three Year Prior	0	0
Four Year Prior	0	0
Prior	0	0
Recording investment gross of allowance for credit losses	$ 0	$ 0